Cover	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	NEWMONT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31240
Entity Tax Identification Number	84-1611629
Entity Address, Address Line One	6900 E Layton Ave
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	863-7414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.60 per share
Trading Symbol	NEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001164727
Amendment Flag	false